INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14 - INCOME TAXES

The income tax expense consists of the following items:

	2023	2022
Current - Federal	$(36)	$(317)
Current – State	10	60
Deferred – Federal	-	(448)
Deferred – State	-	(4)
Total tax expense	$(26)	$(709)

Components of deferred tax assets (liabilities) are as follows:

	2023	2022
Deferred tax assets:
Start up costs	$850	$-
Lease liability	804	1,071
Stock based compensation	1,305	139
Accrued expenses	1,179	506
Allowance for bad debt	62	75
Research and development credit	847	200
Fixed assets and intangibles	1,657	25
Interest expense	4,907	1,595
Prepaid expenses	512	960
Net Operating Loss	7,891	3,727
Inventory (Sec. 263A)	360	62
Deferred tax asset	$20,374	$8,360

Deferred tax liabilities:
Right of Use Asset	757	1,036

Deferred tax liability	757	1,036
Net deferred tax asset (liability)	19,617	7,324
Valuation Allowance	(19,617)	(7,324)
Net deferred tax asset	$-	$-

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 14 - Income Taxes (Continued)

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2023 and 2022, is as follows:

	2023		2022
	Tax	Percentage	Tax	Percentage
Book income (loss) before taxes	$(2,902)	21.00%	(8,547)	21.00%
Permanent differences (transaction costs)	-	-%	2,185	(5.37)%
Permanent differences (warrants)	-	-%	(1,144)	2.81%
Permanent differences (other than tax))	(6,089)	44.07%	458	(1.13)%
State taxes, net	(1,233)	8.92%	(722)	1.77%
Deferred true-up	(1,617)	11.71%	(288)	0.71%
Research and development credits	(647)	4.68%	(200)	0.49%
Research and development capitalization	(300)	2.17%	-	-%
Uncertain tax positions	132	(0.96)%	128	(0.31)%
Other	68	(0.49)%	97	(0.24)%
Rate Change	268	(1.94)%
Change in valuation allowance	12,294	(88.96)%	7,324	(18.00)%
Total	$(26)		(709)
Effective tax rate		0.20%		1.74%

The tax returns of the Company are open for three years form the date of filing. At the report date, federal tax returns are open for the Company for 2020, 2021 and 2022.

Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not yet evaluated if section 382 was triggered.

Subject to the limitations described below, as of December 31, 2023, the Company had federal net operating loss carryforwards of approximately $34,941 available to reduce future taxable income which do not expire, but are limited to 80% utilization against taxable income. As of December 31, 2023, the Company had state net operating loss carryforwards of approximately $14,969 available to reduce future taxable income, which start to expire in 2037. The Company also had research and development credits of $847 as of December 31, 2023 to offset future federal income taxes, which are set to expire in 2042.

Management of the Company evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets and determined that it is more likely than not that the Company will not recognize the benefits of the deferred tax assets. As a result, a full valuation allowance was recorded as of December 31, 2023. The valuation allowance as of December 31, 2023 was $19,617, primarily due to the company entering into a 3 year cumulative loss position and no expectation of income for the year ended December 31, 2023.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 14 - Income Taxes (Continued)

As part of the Tax Cuts and Jobs Act that was enacted in December of 2017, taxpayers are required to capitalize research and development expenses and amortize them over five years if the expense is incurred in the US and over fifteen years if incurred in a foreign jurisdiction. The effective date for that provision is for tax years beginning on or after January 1, 2022. The new capitalization requirement increased deferred tax assets related to research and development expenses and decreased taxable loss in the current year, both of which were offset by a full valuation allowance.

The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance at January 1, 2022	$-
Additions for current year tax positions	128
Balance at December 31, 2022	128
Additions for current year tax positions	(37)
Balance at December 31, 2023	$91

The Company’s total uncertain tax positions decreased during the year ended December 31, 2023 because of a reserve established on federal research and development credits generated in the current year. None of the uncertain tax positions that, if realized, would affect the Company’s effective tax rate in future periods due to a valuation allowance provided against the Company’s net deferred tax assets.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given the authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. During the year ended December 31, 2023, the Company did not undergo any repurchases of its stock that were subject to the IR Act.